Share-based payments - Former Chief Executive Officer Grant - inputs used in the measurement of the fair value at grant date (Details)				3 Months Ended			12 Months Ended
	Apr. 01, 2022 € / shares	Apr. 01, 2022 $ / shares	Jan. 01, 2022 € / shares	Mar. 31, 2020 Y € / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y € / shares	Dec. 31, 2022 € / shares
Share-based payments
Weighted average fair value				€ 4.05		€ 3.80
Weighted average share price	€ 17.45			8.91		9.19
Exercise price | (per share)			€ 30.67	€ 5.60	$ 6.21	€ 5.64
Expected volatility (%)				55.00%	55.00%	50.00%
Expected life (years) | Y				1.11	1.11	1.16
Risk-free interest rate (%)				1.79%	1.79%	1.77%
Former Chief Executive Officer Grant
Share-based payments
Weighted average fair value	6.81
Exercise price | (per share)	€ 17.45	$ 19.28
Expected volatility (%)	50.91%	50.91%
Expected life (years)	2.16	2.16
Risk-free interest rate (%)	2.67%	2.67%
Prior VSOP
Share-based payments
Weighted average fair value							€ 10.04